Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Strategic Income Fund), Class A)	0 Months Ended
Jan. 28, 2013
(Oppenheimer Global Strategic Income Fund) | Class A
Bar Chart Table:
Annual Return 2003	19.60%
Annual Return 2004	9.62%
Annual Return 2005	4.16%
Annual Return 2006	7.68%
Annual Return 2007	9.22%
Annual Return 2008	(16.50%)
Annual Return 2009	22.09%
Annual Return 2010	15.96%
Annual Return 2011	0.89%
Annual Return 2012	13.49%